Financial instruments by category -Summary of financial instruments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Amounts due from related parties	¥ 214		¥ 1,064
Financial assets at fair value through profit or loss	19,609	$ 3,005
Cash and cash equivalents	1,375,766	$ 210,845	139,954	$ 21,449	¥ 62,126	¥ 42,030
Financial assets	1,712,639		351,272
Financial instruments with preferred rights	0		2,106,334		¥ 1,320,712	¥ 1,018,019
Borrowings	64,076		23,157
Financial liabilities	213,978		2,303,890
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	164,592		83,757
Other receivables
Disclosure of detailed information about financial instruments [line items]
Other receivables	11,968		4,273
Amounts due from related parties
Disclosure of detailed information about financial instruments [line items]
Amounts due from related parties	214		1,064
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	159,903		122,224
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	196
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,375,766		139,954
Financial instruments with preferred rights
Disclosure of detailed information about financial instruments [line items]
Financial instruments with preferred rights			2,106,334
Borrowings
Disclosure of detailed information about financial instruments [line items]
Borrowings	64,076		23,157
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Leases Liabilities	59,601		44,487
Trade Payables
Disclosure of detailed information about financial instruments [line items]
Trade payables	34,071		49,955
Other Payables
Disclosure of detailed information about financial instruments [line items]
Other payables	56,206		79,923
Amounts due to a related party
Disclosure of detailed information about financial instruments [line items]
Amounts due to a related party	24		34
Financial liabilities at FVPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		2,106,334
Financial liabilities at FVPL | Financial instruments with preferred rights
Disclosure of detailed information about financial instruments [line items]
Financial instruments with preferred rights			2,106,334
Financial liabilities at FVPL | Borrowings
Disclosure of detailed information about financial instruments [line items]
Borrowings	0		0
Financial liabilities at FVPL | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Leases Liabilities	0		0
Financial liabilities at FVPL | Trade Payables
Disclosure of detailed information about financial instruments [line items]
Trade payables	0		0
Financial liabilities at FVPL | Other Payables
Disclosure of detailed information about financial instruments [line items]
Other payables	0		0
Financial liabilities at FVPL | Amounts due to a related party
Disclosure of detailed information about financial instruments [line items]
Amounts due to a related party	0		0
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	213,978		197,556
Financial liabilities at amortized cost | Financial instruments with preferred rights
Disclosure of detailed information about financial instruments [line items]
Financial instruments with preferred rights			0
Financial liabilities at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Borrowings	64,076		23,157
Financial liabilities at amortized cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Leases Liabilities	59,601		44,487
Financial liabilities at amortized cost | Trade Payables
Disclosure of detailed information about financial instruments [line items]
Trade payables	34,071		49,955
Financial liabilities at amortized cost | Other Payables
Disclosure of detailed information about financial instruments [line items]
Other payables	56,206		79,923
Financial liabilities at amortized cost | Amounts due to a related party
Disclosure of detailed information about financial instruments [line items]
Amounts due to a related party	24		34
Financial assets at FVPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	160,099		122,224
Financial assets at FVPL | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0		0
Financial assets at FVPL | Other receivables
Disclosure of detailed information about financial instruments [line items]
Other receivables	0		0
Financial assets at FVPL | Amounts due from related parties
Disclosure of detailed information about financial instruments [line items]
Amounts due from related parties	0		0
Financial assets at FVPL | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	159,903		122,224
Financial assets at FVPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	196
Financial assets at FVPL | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0		0
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,552,540		229,048
Financial assets at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	164,592		83,757
Financial assets at amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Other receivables	11,968		4,273
Financial assets at amortized cost | Amounts due from related parties
Disclosure of detailed information about financial instruments [line items]
Amounts due from related parties	214		1,064
Financial assets at amortized cost | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	0		0
Financial assets at amortized cost | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	0
Financial assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	¥ 1,375,766		¥ 139,954